Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Time charter revenues	$ 22,785	$ 11,065	$ 44,454	$ 22,577
Total revenues	22,785	11,065	44,454	22,577
Operating expenses	(6,647)	(3,814)	(12,734)	(8,173)
Construction contract expenses	(315)	0	(315)	0
Equity in earnings (losses) of joint ventures	(1,866)	11,481	(8,575)	9,359
Segment EBITDA	0		0
Depreciation and amortization	(2,636)	(8)	(5,265)	(16)
Operating income (loss)	11,321	18,724	17,565	23,747
Gain (loss) on derivative instruments	326	(8)	662	113
Other financial income (expense), net	(7,084)	(2,219)	(14,256)	(4,692)
Income (loss) before tax	4,563	16,497	3,971	19,168
Income tax expense	(501)	(59)	(949)	(152)
Net income (loss)	4,062	16,438	3,022	19,016
Vessels, net of accumulated depreciation	347,834		347,834		$ 353,078
Net investment in direct financing lease	291,742		291,742		293,303
Goodwill	251		251		251
Advances to joint ventures	10,323		10,323		13,991
Total assets	735,884		735,884		763,743
Accumulated losses of joint ventures	51,082		51,082		42,507
Expenditures for newbuildings, vessels & equipment	537		537		955
Expenditures for drydocking	0		0		0
Principal repayment direct financing lease	1,561		1,561		2,919
Amortization of above market contract			1,196	0	605
Majority Held FSRUs [Member]
Time charter revenues	22,785	11,065	44,454	22,577
Total revenues	22,785	11,065	44,454	22,577
Operating expenses	(5,123)	(2,299)	(9,705)	(5,094)
Construction contract expenses	(315)		(315)	0
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	17,347	8,766	34,434	17,483
Depreciation and amortization	(2,636)	(8)	(5,265)	(16)
Operating income (loss)	14,711	8,758	29,169	17,467
Gain (loss) on derivative instruments	326	(8)	662	113
Other financial income (expense), net	(6,048)	(4,339)	(12,220)	(8,941)
Income (loss) before tax	8,989	4,411	17,611	8,639
Income tax expense	(500)	(59)	(946)	(152)
Net income (loss)	8,489	4,352	16,665	8,487
Vessels, net of accumulated depreciation	347,834		347,834		353,078
Net investment in direct financing lease	291,742		291,742		293,303
Goodwill	251		251		251
Advances to joint ventures	0		0		0
Total assets	724,588		724,588		736,108
Accumulated losses of joint ventures	0		0		0
Expenditures for newbuildings, vessels & equipment	537		537		955
Expenditures for drydocking	0		0		0
Principal repayment direct financing lease	1,561		1,561		2,919
Amortization of above market contract			1,196		605
Joint Venture FSRUs [Member]
Time charter revenues	10,379	11,141	21,117	21,309
Total revenues	10,379	11,141	21,117	21,309
Operating expenses	(1,908)	(3,159)	(4,101)	(5,293)
Construction contract expenses	0		0	0
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	8,471	7,982	17,016	16,016
Depreciation and amortization	(2,376)	(2,309)	(4,755)	(4,486)
Operating income (loss)	6,095	5,673	12,261	11,530
Gain (loss) on derivative instruments	(4,174)	9,871	(13,166)	5,939
Other financial income (expense), net	(3,787)	(4,063)	(7,670)	(8,110)
Income (loss) before tax	(1,866)	11,481	(8,575)	9,359
Income tax expense	0	0	0	0
Net income (loss)	(1,866)	11,481	(8,575)	9,359
Vessels, net of accumulated depreciation	279,020		279,020		283,539
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	298,600		298,600		303,390
Accumulated losses of joint ventures	0		0		0
Expenditures for newbuildings, vessels & equipment	102		102		11,431
Expenditures for drydocking	135		135		1,664
Principal repayment direct financing lease	0		0		0
Amortization of above market contract			0		0
Other Segments [Member]
Time charter revenues	0	0	0	0
Total revenues	0	0	0	0
Operating expenses	(1,524)	(1,515)	(3,029)	(3,079)
Construction contract expenses	0		0	0
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	(1,524)	(1,515)	(3,029)	(3,079)
Depreciation and amortization	0	0	0	0
Operating income (loss)	(1,524)	(1,515)	(3,029)	(3,079)
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(1,036)	2,120	(2,036)	4,249
Income (loss) before tax	(2,560)	605	(5,065)	1,170
Income tax expense	(1)	0	(3)	0
Net income (loss)	(2,561)	605	(5,068)	1,170
Vessels, net of accumulated depreciation	0		0		0
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	10,323		10,323		13,991
Total assets	11,296		11,296		27,635
Accumulated losses of joint ventures	50		50		50
Expenditures for newbuildings, vessels & equipment	0		0		0
Expenditures for drydocking	0		0		0
Principal repayment direct financing lease	0		0		0
Amortization of above market contract			0		0
Operating Segments [Member]
Time charter revenues	33,164	22,206	65,571	43,886
Total revenues	33,164	22,206	65,571	43,886
Operating expenses	(8,555)	(6,973)	(16,835)	(13,466)
Construction contract expenses	(315)		(315)	0
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	24,294	15,233	48,421	30,420
Depreciation and amortization	(5,012)	(2,317)	(10,020)	(4,502)
Operating income (loss)	19,282	12,916	38,401	25,918
Gain (loss) on derivative instruments	(3,848)	9,863	(12,504)	6,052
Other financial income (expense), net	(10,871)	(6,282)	(21,926)	(12,802)
Income (loss) before tax	4,563	16,497	3,971	19,168
Income tax expense	(501)	(59)	(949)	(152)
Net income (loss)	4,062	16,438	3,022	19,016
Vessels, net of accumulated depreciation	626,854		626,854		636,617
Net investment in direct financing lease	291,742		291,742		293,303
Goodwill	251		251		251
Advances to joint ventures	10,323		10,323		13,991
Total assets	1,034,484		1,034,484		1,067,133
Accumulated losses of joint ventures	50		50		50
Expenditures for newbuildings, vessels & equipment	639		639		12,386
Expenditures for drydocking	135		135		1,664
Principal repayment direct financing lease	1,561		1,561		2,919
Amortization of above market contract			1,196		605
Eliminations [Member]
Time charter revenues	(10,379)	(11,141)	(21,117)	(21,309)
Operating expenses	1,908	3,159	4,101	5,293
Construction contract expenses				0
Equity in earnings (losses) of joint ventures	(1,866)	11,481	(8,575)	9,359
Depreciation and amortization	2,376	2,309	4,755	4,486
Gain (loss) on derivative instruments	4,174	(9,871)	13,166	(5,939)
Other financial income (expense), net	3,787	4,063	7,670	8,110
Income (loss) before tax	0	0	0	0
Income tax expense	0	0	0	0
Net income (loss)	0	$ 0	0	$ 0
Vessels, net of accumulated depreciation	(279,020)		(279,020)		(283,539)
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	(298,600)		(298,600)		(303,390)
Accumulated losses of joint ventures	(51,132)		(51,132)		(42,557)
Expenditures for newbuildings, vessels & equipment	(102)		(102)		(11,431)
Expenditures for drydocking	(135)		(135)		(1,664)
Principal repayment direct financing lease	$ 0		0		0
Amortization of above market contract			$ 0		$ 0